Accounts Payable, Accruals and Other Payables	12 Months Ended
Dec. 31, 2022
Accounts Payable, Accruals and Other Payables
Accounts payable, accruals and other payables

19Accounts payable, accruals and other payables

	At 31 December
	2022	2021
	USD	USD
Financial items
Accounts payables (i)	29,158,270	5,176,759
Accrued expenses	523,758	9,008,969
Captain payables	608,085	1,249,948
Advances from customers	338,425	52,307
Other payables	1,296,594	560,857
Advances from individual customers (e-wallets) (ii)	1,493,370	3,938,712
Total accounts payable, accruals and other payables	33,418,502	19,987,552
(i)	Accounts payable are mainly made up of creditor balances associated with the SPAC transactions during the year.
(ii)	Advances from individual customers (e-wallets) are used by customers against future bookings.